Bank Line of Credit and Term Loan - Narrative (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended										0 Months Ended							0 Months Ended
	Jul. 14, 2014	Jul. 15, 2013	Jul. 14, 2014	Jul. 15, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011	Apr. 16, 2014 Secured Debt	Dec. 30, 2013 Secured Debt covenant	Dec. 31, 2012 Secured Debt	Dec. 30, 2013 Secured Debt 1-month London Interbank Offered Rate (LIBOR)	Dec. 30, 2013 Secured Debt 1-month London Interbank Offered Rate (LIBOR)	Dec. 31, 2012 Secured Debt 1-month London Interbank Offered Rate (LIBOR)	Dec. 31, 2012 Secured Debt 1-month London Interbank Offered Rate (LIBOR)	Dec. 30, 2013 Term Loan Secured Debt	Dec. 31, 2012 Term Loan Secured Debt	Dec. 30, 2013 Line of Credit Secured Debt	Dec. 31, 2012 Line of Credit Secured Debt	Jun. 20, 2012 Credit Facility, Second Amendment Secured Debt	Feb. 28, 2013 Credit Facility, Third Amendment Interest Rate Cap Secured Debt 1-month London Interbank Offered Rate (LIBOR)	Nov. 30, 2012 Credit Facility, Third Amendment Line of Credit Secured Debt	Nov. 30, 2012 Credit Facility, Third Amendment Line of Credit Secured Debt	Feb. 28, 2013 Credit Facility, Third Amendment Line of Credit Interest Rate Cap	Nov. 26, 2013 Credit Facility, Fourth Amendment Secured Debt	Nov. 26, 2013 Credit Facility, Fourth Amendment Term Loan Secured Debt	Dec. 30, 2013 Credit Facility, Fourth Amendment Line of Credit Secured Debt	Nov. 26, 2013 Credit Facility, Fourth Amendment Line of Credit Secured Debt	Apr. 16, 2014 Term Loan Secured Debt	Apr. 16, 2014 Line of Credit Secured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity																			$ 25,000,000.0			$ 20,000,000.0					$ 26,500,000.0
Incremental commitments																			5,000,000.0			15,000,000.0					15,000,000.0
Maximum period allowed to enter into a rate contract																					90 days
Portion of principal amount protected against interest rate fluctuation, percentage																						50.00%
Notional amount																							12,300,000.0
Cap interest rate																				2.00%
Remaining borrowing capacity																										100,000
Quarterly periodic payment, percentage of commitment																								1.25%
Amount outstanding															38,500,000		2,900,000								38,500,000.0
Floor of variable rate basis												1.00%		1.00%
Basis spread on variable rate											4.25%	4.25%	5.00%
Extinguishment of debt, amount																												37,500,000	10,800,000
Loss on extinguishment of debt	0	0	978,041	0				1,000,000
Interest rate									5.25%	6.00%					5.25%	6.00%	5.25%	6.00%
Number of quarterly financial covenants									3
Consolidated leverage ratio, next twelve months (less than 5.75)									5.75
Consolidated leverage ratio, thereafter (less than 5.50)									5.50
Consolidated fixed charge coverage ratio (greater than 1.25)									1.25
Loan costs incurred and capitalized					$ 283,795	$ 575,794	$ 397,933		$ 300,000	$ 600,000